Filed pursuant to Rule 497(c)

Registration Nos. 333-210186 and 811-23147

111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

August 10, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(Registration Nos. 333-210186 and 811-23147)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the forms of Prospectus and Statement of Additional Information for the Registrant filed as part of the Registrant’s Registration Statement on Form N-1A on August 10, 2020 in the exact forms in which they are used. The Registration Statement relates to FT Cboe Vest Fund of Buffer ETFs, a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845-3781.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Eric Fred Fess
Eric Fred Fess

Enclosures